General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General and Administrative Expenses
General and Administrative Expenses

17. General and Administrative Expenses

        An analysis of general and administrative expenses is as follows:

	For the year ended December 31,
	2016	2017	2018
Employee costs	17,037	18,789	20,980
Share-based compensation (Note 22)	3,869	4,565	5,216
Other expenses	17,736	16,496	15,797

Total	38,642	39,850	41,993